Net Financial Result (Tables)	6 Months Ended
Jun. 30, 2024
Net Financial Result [Abstract]
Schedule of Net Financial Result
	For the three months ended June 30,		For the six months ended June 30
	2024 (unaudited)	2023 (unaudited)	2024 (unaudited)	2023 (unaudited)
	(in €)

Interest income	848,243	1,087,011	1,754,148	1,543,047
Interest expenses	(2,056)	(363)	25	(782)
Interest on lease liabilities	(6,676)	(4,689)	(10,869)	(9,798)
Finance Result	839,511	1,081,959	1,743,304	1,532,467

Foreign exchange income	1,754,243	2,090,994	3,803,826	2,381,519
Foreign exchange expense	(1,042,832)	(1,323,348)	(1,268,039)	(2,751,183)
Foreign exchange result	711,411	767,646	2,535,787	(369,664)

Other financial result	—	(195,567)	103,285	2,241
Net financial result	1,550,922	1,654,038	4,382,376	1,165,044